Derivative Instruments, Outstanding Notional Amounts and Interest Rate Swap Agreements of Derivative Instruments (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Notional Amount of Interest Rate Swaps [Member]
Outstanding Notional Amounts and Interest Rate Swap Agreements [Abstract]
Total notional amount		$ 1,622,700	$ 2,355,850
Weighted average pay rate		0.73%	1.70%
Weighted average receive rate		0.94%	1.92%
Weighted average years to maturity		6 years	5 years 3 months 18 days
Notional Amount of Swaptions [Member]
Outstanding Notional Amounts and Interest Rate Swap Agreements [Abstract]
Total notional amount		$ 60,000	$ 40,000
Weighted average pay rate		1.67%	2.38%
Weighted average years to maturity		10 years 9 months 18 days	10 years 8 months 12 days
Notional Amount of Swaptions [Member] | LIBOR [Member]
Outstanding Notional Amounts and Interest Rate Swap Agreements [Abstract]
Weighted average receive rate type	[1]	LIBOR-BBA%	LIBOR-BBA%
Notional Amount of Treasury Futures [Member]
Outstanding Notional Amounts and Interest Rate Swap Agreements [Abstract]
Total notional amount		$ 483,500	$ 310,300
Not Designated as Hedging Instrument [Member]
Outstanding Notional Amounts and Interest Rate Swap Agreements [Abstract]
Total notional amount		2,133,200	2,846,450
Not Designated as Hedging Instrument [Member] | Notional Amount of Interest Rate Swaps [Member]
Outstanding Notional Amounts and Interest Rate Swap Agreements [Abstract]
Total notional amount		1,622,700	2,355,850
Not Designated as Hedging Instrument [Member] | Notional Amount of Swaptions [Member]
Outstanding Notional Amounts and Interest Rate Swap Agreements [Abstract]
Total notional amount		60,000	40,000
Not Designated as Hedging Instrument [Member] | Notional Amount of TBAs, Net [Member]
Outstanding Notional Amounts and Interest Rate Swap Agreements [Abstract]
Total notional amount		(33,000)	140,300
Not Designated as Hedging Instrument [Member] | Notional Amount of Treasury Futures [Member]
Outstanding Notional Amounts and Interest Rate Swap Agreements [Abstract]
Total notional amount		$ 483,500	$ 310,300

[1]	Floats in accordance with LIBOR.